Cash Flow Detail - Financing Activities, Dividends and Shares (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Dividends [Line Items]
Dividends paid	€ (1,296)	€ (2,742)	€ (2,794)
Proceeds from share capital increase	323	0	0
(Payments)/proceeds of treasury shares and other operations with shareholders and with minority interests	(223)	(504)	379
Operations with other equity holders	(1,020)	390	(561)
Undated deeply subordinated securities
Dividends [Line Items]
Operations with other equity holders	500	1,800	2,250
Acquisition of undated deeply subordinated securities (Note 17)	(385)	(935)	(1,779)
Payments for equity	(808)	(118)	(473)
Coupon related to undated deeply subordinated securities
Dividends [Line Items]
Payments for equity	(327)	(357)	(559)
Pontel Participaciones, SL
Dividends [Line Items]
(Payments)/proceeds of treasury shares and other operations with shareholders and with minority interests	0	0	379
Telefonica Moviles Guatemala & Telefonica Celular de Nicaragua & Telefonica Moviles Panama
Dividends [Line Items]
(Payments)/proceeds of treasury shares and other operations with shareholders and with minority interests	0	(414)	0
Dividends paid by Telefonica, S.A.
Dividends [Line Items]
Dividends paid	(825)	(2,056)	(2,048)
Non-controlling interests in Telefonica Brasil, S.A.
Dividends [Line Items]
Dividends paid	(227)	(352)	(245)
Non-controlling interests of Telefonica Deutschland
Dividends [Line Items]
Dividends paid	(156)	(247)	(238)
Noncontrolling interest of Telefonica Centroamerica
Dividends [Line Items]
Dividends paid	(39)	0	(28)
Noncontrolling interest of Telxius Telecom, S.A. and Pontel Participaciones, S.L.
Dividends [Line Items]
Dividends paid	(44)	(86)	(231)
Other Dividends
Dividends [Line Items]
Dividends paid	(5)	(1)	(4)
Telefonica, S.A.
Dividends [Line Items]
(Payments)/proceeds of treasury shares and other operations with shareholders and with minority interests	(217)	(86)	0
Telefónica Hispam Norte
Dividends [Line Items]
(Payments)/proceeds of treasury shares and other operations with shareholders and with minority interests	€ (6)	€ (4)	€ 0